February 10, 2009

VIA EDGAR

The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-4644

Subject:	Nationwide Life Insurance Company
Pre-Effective Amendment No. 1 for Select Retirement
Individual Supplemental Immediate Fixed Income Annuity Contracts
on Form S-1
SEC File No. 333-155368

Ladies and Gentlemen:

On behalf of Nationwide Life Insurance Company (“Nationwide”), we are filing Pre-Effective Amendment No. 1 to the registration statement indicated above for the purpose of registering Select Retirement, an Individual Supplemental Immediate Fixed Income Annuity Contract (the “Contracts”).

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

A copy of an original power of attorney document authorizing certain persons to execute the registration statement and amendments thereto, on behalf of Nationwide is attached hereto as Exhibit 24.  An original power of attorney is on file with Nationwide.  Nationwide will maintain manually executed copies of the registration statement.

On November 14, 2008, Nationwide filed an initial registration statement for Individual Supplemental Immediate Fixed Income Annuity Contracts.  On January 13, 2009, Nationwide received your written comments.  Pre-Effective Amendment No. 1 reflects red-lining of changes made to address your written comments.  In addition, due to the recent and dramatic change in market conditions, Nationwide has elected to remove the Cost of Living Adjustment (“COLA”) benefit from this product, and has converted the automatic 5% cumulative increase in the Accumulation Phase to an automatic 5% simple interest increase.  Nationwide did not increase the price of the product, but the net effect of removing the COLA benefit and converting the 5% cumulative is that the benefits provided by the product have decreased.  Other redlined changes in this Pre-Effective Amendment No. 1 reflect non-material clarifying disclosures.

1.           What is the Contract? (p.1). Please clarify the second paragraph where "Guaranteed Lifetime Withdrawals" is identified as a defined term. The definition on page 42 limits this term to withdrawals taken after the Withdrawal Start Date (WSD).  Please revise the initial reference in light of that definition and any related disclosure modified to respond to comments in this letter.

The United States Securities
and Exchange Commission
February 10, 2009

RESPONSE: a. We revised the second paragraph as follows:

Specifically, the Contract provides for annuity payments (“Guaranteed Lifetime Income Payments”) to be paid to you under circumstances outlined below as long you meet the conditions of the Contract as described in this prospectus.  If or when you are eligible and elect to take withdrawals (“Guaranteed Lifetime Withdrawals”) from Your Account, and if or when the value of the assets in Your Account (“Your Account Value”) falls below a certain amount or you live to a certain age, you will receive Guaranteed Lifetime Income Payments from us for the rest of your life (the “Guarantee”).  The amount of your Guaranteed Lifetime Withdrawals will be based on a percentage of the value of Your Account when you first purchase the Contract (with adjustments for additions and withdrawals, the “Guaranteed Lifetime Withdrawal Base”) and will vary based on Your Account Value and other actions you take with regard to Your Account, as described in this prospectus.

b. We revised the definition of “Withdrawal Start Date” as follows:

Withdrawal Start Date- The date we receive at Nationwide’s Home Office your completed Withdrawal Phase election form indicating your eligibility (and the co-annuitant’s eligibility, if applicable) and desire to enter the Withdrawal Phase and begin taking annual withdrawals of the Guaranteed Lifetime Withdrawal Amount from Your Account.

c. We amended other language as needed.

2.           How does the Contract generally work? (pp. 2-3).

a. 100% Eligible Portfolio Requirement. Throughout the filing, there is ambiguity concerning the investment restriction requirement first mentioned here. The disclosure states that 100% of the Account assets must be invested in an Eligible Portfolio; however, the meaning of this requirement is not entirely clear. Specifically, the prospectus disclosure is inconsistent regarding assets that are in a portfolio when Nationwide revokes that portfolio's "Eligible Portfolio" status. The disclosure on page 17 and the corresponding "Terms and Conditions of the Contract" section suggest that maintaining these assets in the former Eligible Portfolio would not violate the investment restriction requirement. As necessary, please revise disclosure about this requirement to eliminate any ambiguity on this issue.

b. Accumulation Phase: Composition of the Eligible Portfolios. The general description of the Accumulation Phase mentions Exchange Traded Funds in the list of potential investments within an Eligible Portfolio. However, the only Eligible Portfolio that mentions investing in ETFs is the Minimum Account Value Eligible Portfolio. Please confirm that the other permissible investment options do not invest significantly in ETFs or, as appropriate, include reference to them.

c. Withdrawal Phase: Without COLA. The first sentence after this sub-heading is very difficult to follow; please rewrite it. Given the many defined terms, breaking it into several sentences may help.

The United States Securities
and Exchange Commission
February 10, 2009

d. Withdrawals with COLA (p. 3). This paragraph is extremely dense and difficult to understand. Please rewrite it in plain English. Rule 421. The revised disclosure should convey what the benefit of electing this option is, generally when it would be advantageous, and what guidelines a contractholder should consider in making a decision whether to select it.

e. Income Phase. Please emphasize text of the last paragraph by using bold typeface or same other method of drawing attention to its content.

RESPONSE:

a.  We revised the disclosure in the “How does the Contract generally work?” section by defining the term “Eligible Portfolio” and “Former Eligible Portfolio” as follows:

Eligible Portfolios are those Select UMA program investment models that contain certain permissible investments under the Contract.  A Former Eligible Portfolio is a previously permissible investment model that is no longer available to new Contract Owners.

Additionally, we revised the disclosure throughout the prospectus to refer to both Eligible Portfolios and Former Eligible Portfolios, as applicable.

b.  The investor can use mutual funds, ETFs, SMAs, or any combination of these products to create their investment portfolio that aligns with their elected model.  In the “Accumulation Phase” subsection of the “How does the Contract generally work?” section, we revised the fourth sentence as follows:

The Eligible Portfolios available in the Select UMA program offer you an investment portfolio implemented by an investment manager (the “Overlay Manager”) comprised of one, some or all of the following investment products (“Investment Products”): mutual funds, separately managed accounts (“SMAs”) and/or exchange traded funds (“ETFs”).

We also revised the third paragraph in the “What are the Eligible Portfolios and how are they managed?” section as follows:

As indicated in “How does the Contract generally work?” section, the Select UMA program offers you a combined investment portfolio implemented by the Overlay Manager.  You and your Financial Advisor may use one, some or all of the following investment products to construct your investment within the target allocations indicated in one of the Eligible Portfolios:

Mutual Funds - A mutual fund is a professionally managed type of collective investment that pools money from many investors and invests it in stocks, bonds, short-term money market instruments, and/or other securities.  The mutual fund will have a fund manager that trades the pooled money on a regular basis, and is an open end investment company registered under the Investment Company Act of 1940.

Exchange Traded Funds (“ETFs”) - An ETF is an investment vehicle traded on stock exchanges, much like stocks. An ETF holds assets such as stocks or bonds and trades at approximately the same price as

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and Exchange Commission
February 10, 2009

the net asset value of its underlying assets over the course of the trading day.  Many ETFs track an index, such as the Dow Jones Industrial Average or the S&P 500.

Separately Managed Accounts (“SMAs”) - A SMA is comprised of individual securities which the Overlay Manager shall invest in for the client, based on an investment  model provided by one or more separately registered investment managers (“sub-managers”), which invests for the client based on their own investment decision. This differs from a mutual fund because the investor directly owns the securities instead of owning a share in a pool of securities.

Additionally, we revised the allocation grid for the Minimum Account Value Eligible Portfolio in the “Specific suspension events and their cures.” section as follows:

Eligible Portfolio	Target Allocations
Minimum Account Value Eligible Portfolio	U.S. Large Cap Value Equity	U.S. Large Cap Growth Equity	U.S. Mid Cap Value Equity	U.S. Mid Cap Growth Equity	US. Small Cap Value Equity	U.S. Small Cap Growth Equity
	0%	0%	0%	0%	0%	0%
Composition	Developed International Equity	Emerging Markets Equity	U.S Core Fixed Income	U.S. High Yield Fixed Income	International Fixed Income	Cash/U.S. Short Duration Bond
100% Fixed	0%	0%	40 - 60%	0 - 20%	5 - 25%	20 - 40%
Investment Strategy:  Fixed Income- An all fixed income model for a most conservative investor that seeks conservative risk investments with minimal market volatility.  In order to accommodate a lower account value, the portfolio is only comprised of exchange traded funds (ETFs) which have lower minimum investment requirements.

Benchmark:  70% LB Aggregate Bond / 30% 90-Day T-Bills

c.   We removed the COLA benefit from the product, making changes relating to the COLA benefit unnecessary.

d.   We removed the COLA benefit from the product, making changes relating to the COLA benefit unnecessary.

e.    We revised the disclosure by bolding the text of the last paragraph and restating it as follows:

Note: It is possible that you may never receive Guaranteed Lifetime Income Payments if none of the triggering events occur.  If you (and your spouse, if the Spousal Continuation Option is elected) die before any of the triggering events occur, no benefit is payable under this Contract.

3. How much will the Contract Cost? (pp. 3-5). The presentation of the first chart is extremely confusing. Please include a line showing the current and maximum fees without the Spousal Continuation Option or revise the captions to identify these figures more clearly. The narrative disclosure on page 28 and the disclosure here should parallel one another. Please revise so maximum and current charges are equally clear in both places. If Nationwide deducts premium taxes as suggested on page 39, please identify them in the table and corresponding narratives as well. Finally, please indicate

The United States Securities
and Exchange Commission
February 10, 2009

that electing the COLA Option does not affect the contract charges or reflect its impact and explain as needed.

RESPONSE: We removed the first chart from the disclosure and the second  chart is revised to clearly show the maximum fees with and without the Spousal Continuation Option and the premium tax charge as follows:

Summary of Maximum Contract Fee Percentages

Contract Fee Percentage (as a percentage of your Guaranteed Lifetime Withdrawal Base)	During the Accumulation Phase:		During the Withdrawal Phase:		During the Income Phase
Maximum Annual Contract Fee Percentage (without the Spousal Continuation Option)	Maximum:	1.45%	Maximum:	1.45%	Maximum:	0.00%
	Current:	1.00%	Current:	1.00%	Current:	0.00%
Spousal Continuation Option Fee	Maximum:	0.30%	Maximum:	0.30%	Maximum:	0.00%
	Current:	0.20%	Current:	0.20%	Current:	0.00%
Total Maximum Fees	Maximum:	1.75%	Maximum:	1.75%	Maximum:	0.00%
	Current:	1.20%	Current:	1.20%	Current:	0.00%
Other Fees Charged as a percentage of premium payments:			Premium Taxes: 0% - 4%

Finally, we removed the COLA benefit from the product, making changes relating to the COLA benefit unnecessary.

4. Is this Contract right for you? (p. 6). For the first paragraph, please add a parallel description of the guaranteed withdrawal amount with the COLA benefit. Also, please bold or otherwise draw attention to the last sentence in the second paragraph under this heading.

RESPONSE:  We removed the COLA benefit from the product, making the additional clarifying language unnecessary.

The United States Securities
and Exchange Commission
February 10, 2009

We revised the disclosure by bolding the last sentence in the second paragraph as follows:

It is also important to understand that even after you have reached age 55 and start taking Guaranteed Lifetime Withdrawals from Your Account, those withdrawals are made from Your Account.  We are required to start using our own money to make Guaranteed Lifetime Income Payments only when, and if, Your Account Value reaches the Minimum Account Value because of withdrawals within the limits of this Contract and/or poor investment performance.  We limit our risk of having to make Guaranteed Lifetime Income Payments by limiting the amount you may withdraw each year from Your Account without reducing your Guaranteed Lifetime Withdrawal Base. If the investment return on Your Account over time is sufficient to generate gains that can sustain systematic or periodic withdrawals equal to the Guaranteed Lifetime Withdrawal Amount, then Your Account Value will never be reduced to the Minimum Account Value and we will never have to make Guaranteed Lifetime Income Payments to you.

5. What are the Eligible Portfolios ... (pp. 6-8). Please clarify the disclosure about what happens when Nationwide no longer believes a portfolio should be an Eligible Portfolio option. Specifically, if a contractowner may leave 100% of his assets in that portfolio and still preserve his withdrawal guarantee through this contract, say this and explain any limitations on that guarantee. Otherwise, clearly state that the guarantee will not continue and identify the contractowner's choices or cross-reference disclosure describing them in precise terms.

RESPONSE: We revised the first paragraph of this section as follows:

As the provider of the Guarantee under the Contracts, we maintain sole discretion as to which investment options will be permitted under the Contracts as Eligible Portfolios.  We only make available those Eligible Portfolios that we determine carry an acceptable amount of risk for Nationwide to manage the Guarantee.  We monitor the risk that investments in Your Account will not generate sufficient income for you to sustain your Guaranteed Lifetime Withdrawals during your lifetime.  If, after making an Eligible Portfolio available, we subsequently determine that such Eligible Portfolio carries too much risk (the risk that we will have to make Guaranteed Lifetime Income Payments), we will adjust the list of Eligible Portfolios, re-characterizing those portfolios that we determine to be too risky to continue offering as “Former Eligible Portfolios.”  We will notify Contract owners that originally selected a now Former Eligible Portfolio of their contractual options, which are described in the “Terms and Conditions of the Contract” section later in this prospectus.

Please also see our response to Comment No. 2(a).

6. Eligible Portfolios (pp. 8-11). Please revise the investment strategy descriptions in the charts so they are specific to each model rather than generic for models with municipal bonds and models without. Similarly, the investment risks associated with the models should be specific to each model as well; please modify the related narrative accordingly. Wherever charts cannot be presented together on one page, please ensure that the relevant header rows are repeated on the new page.

The United States Securities
and Exchange Commission
February 10, 2009

RESPONSE:  We revised the investment strategy descriptions and investment risks associated with the Eligible Portfolios by providing more specificity in the investment strategy and by organizing the benchmark indices and asset allocation definitions in order of risk from least to greatest.  We have also ensured that each chart appears on the same page.

7. Does the Contract contain any kind of automatic .... (pp. 15-16). Please indicate what happens if more than one type of increase can apply to a contract for a given contract anniversary. Does Nationwide determine the outcome of all increase calculations and then apply the one that results in the highest increase? If so, please clarify this as the results would be different if the calculations are applied consecutively. The “COLA Benefit” section is confusing. Please rewrite it in plain English. Rule 421. Note that the Staff does not understand the second sentence at all.

RESPONSE:  We revised the disclosure to indicate how Nationwide will evaluate the Guaranteed Lifetime Withdrawal Base increases:

Does the Contract contain any kind of Guaranteed Lifetime Withdrawal Base increases?

Yes.  During both the Accumulation Phase and the Withdrawal Phase, the Contract contains an anniversary step-up feature (the “Annual Benefit Base Review”) where if, on any Contract Anniversary, Your Account Value exceeds the Guaranteed Lifetime Withdrawal Base, we will automatically increase your Guaranteed Lifetime Withdrawal Base to equal that Account Value.  Please see “What is the Guaranteed Lifetime Withdrawal Base and how is it calculated?” later in this prospectus.

Additionally, we removed the COLA benefit from the product, making changes relating to the COLA benefit unnecessary.

8. Risk Factors: Limited Contract Choices (p. 16).  Per Comment 5 above, please clarify the reference to investing all assets in an Eligible Portfolio. Please confirm all disclosure on this issue so the references (including but not limited to pages 2, 17, 18, 27, and 33) are consistent throughout.

RESPONSE: The disclosure has been revised throughout the prospectus to indicate that a contractowner must remain in an Eligible Portfolio or a Former Eligible Portfolio.  Please also see our response to Comment Nos. 2(a) and 5.

9. Can the GLWB change during the Accumulation Phase? (pp. 19-20).

a. Annual Benefit Base Review. In sub-paragraph 1(c), the phrase "with a 5% increase" seems to be misplaced. Please revise so it modifies the proper value.

The United States Securities
and Exchange Commission
February 10, 2009

b. Additional Deposits to Your Account. In some places, the disclosure describes the $2 million limit as a limit on Account Value and other times as a limit on "total deposits." Please resolve the disclosure inconsistencies about this limitation throughout the prospectus (See, e.g., pages 19, 33, and 34). If Nationwide intends to limit total deposits and any deposits that would cause Account Value to exceed $2 million, please describe each limit separately. Also, describe how this limit applies to Additional Deposits made within 45 days of a withdrawal. If the limit applies only to net deposits, please indicate this directly.

RESPONSE:

a.  We revised the disclosure to indicate how the Annual Benefit Base Review increases in the Accumulation Phase as follows:

1.      The Annual Benefit Base Review. On each Contract Anniversary during the Accumulation Phase, we do an Annual Benefit Base Review to see if you are eligible for an increase to your Guaranteed Lifetime Withdrawal Base.  We will examine the following three items and Your Guaranteed Lifetime Withdrawal Base will be set equal to the greatest of:

(a)	the current Guaranteed Lifetime Withdrawal Base, adjusted for transactions in the previous Contract Year that affected the Guaranteed Lifetime Withdrawal Base;

(b) your Account Value as of the Contract Anniversary; or

(c)   the original Guaranteed Lifetime Withdrawal Base, adjusted for transactions in the previous Contract Year that affected the Guaranteed Lifetime Withdrawal Base, plus 5% of the original Guaranteed Lifetime Withdrawal Base, adjusted for transactions in the previous Contract Year that affected the Guaranteed Lifetime Withdrawal Base, for each attained Contract Anniversary.

b.  We revised the disclosure as follows in the “Additional Deposits to Your Account in the Accumulation Phase”:

2.
Additional Deposits to Your Account in the Accumulation Phase.  The Contract permits you to make Additional Deposits to Your Account during the Accumulation Phase.  Additional Deposits will result in an immediate increase to your Guaranteed Lifetime Withdrawal Base equal to the dollar amount of the Additional Deposit.

Note: If you make an Additional Deposit that brings your total gross deposits (including your initial deposit) above $2,000,000, we reserve the right to exclude all Additional Deposits in excess of $2,000,000 from the Guaranteed Lifetime Withdrawal Base and Annual Benefit Base Review calculations.  If Your Account Value increases above $2,000,000 due to market performance, your Guarantee will continue and increases to your Guaranteed Lifetime Withdrawal Base will not be suspended. We will apply these limits to the aggregate total gross deposits of non-IRA Contracts with the same annuitant and reserve the right to limit the aggregate total gross deposits of non-IRA Contracts with the same annuitant to $2,000,000.  Please see “Suspension and Termination Provisions” later in this prospectus for more information.

The United States Securities
and Exchange Commission
February 10, 2009

We revised the disclosure as follows in the “Additional Deposits to Your Account in the Withdrawal Phase”:

2. Additional Deposits to Your Account in the Withdrawal Phase.  Just as in the Accumulation Phase, the Contract permits you to make Additional Deposits to Your Account during the Withdrawal Phase, which will result in an immediate increase to your Guaranteed Lifetime Withdrawal Base equal to the dollar amount of the Additional Deposit.

Note: If you make an Additional Deposit that brings your total gross deposits (including your initial deposit) above $2,000,000, we reserve the right to exclude all Additional Deposits in excess of $2,000,000 from the Guaranteed Lifetime Withdrawal Base and Annual Benefit Base Review calculations.  If Your Account Value increases above $2,000,000 due to market performance, your Guarantee will continue and increases to your Guaranteed Lifetime Withdrawal Base will not be suspended. We will apply these limits to the aggregate total gross deposits of non-IRA Contracts with the same annuitant and reserve the right to limit the aggregate total gross deposits of non-IRA Contracts with the same annuitant to $2,000,000.  Please see “Suspension and Termination Provisions” later in this prospectus for more information.

We revised the disclosure in the “Suspension and Termination” sections as follows:

Additional Deposits that exceed $2,000,000 in Total Gross Deposits.  If you make an Additional Deposit that causes Your Account to exceed $2,000,000 in total gross deposits, we reserve the right to refuse to allow additional deposits.  If we refuse additional deposits, we will suspend your Contract and will notify you of the suspension.  No Annual Benefit Base Review will be available during this time.

Our decision to allow your Additional Deposit to apply to your Guaranteed Lifetime Withdrawal Base will be based on one more factors, including but not limited to: age, spouse age (if applicable), annuitant age, state of issue, total Account Value, election of the Spousal Continuation option, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a nondiscriminatory manner.

If we exercise this right to refuse to apply the excess of $2,000,000 to the Guaranteed Lifetime Withdrawal Base, the Contract will be suspended until the Additional Deposits that caused your total gross deposits to exceed $2,000,000 are removed from Your Account.  During the suspension period, any such withdrawal will not constitute an Early Withdrawal or an Excess Withdrawal.  In the event that we do not accept Additional Deposits under these guidelines, we will immediately request that the Additional Deposit be returned in its entirety in the same manner as it was received.  If we accept the Additional Deposit, it will be applied to Your Account immediately.

If you do not withdraw the necessary amount from Your Account before the end of the suspension period, the Contract will terminate.

10. What is the Withdrawal Start Date... (p. 21). What are the consequences of failing to affirmatively elect to begin the Withdrawal Phase? Please explain fully. If a withdrawal is taken after the Withdrawal Start Date, but the contractowner has not affirmatively elected to begin the Withdrawal Phase, is it treated as an Early Withdrawal? Please clarify the related disclosure on pages 23 and 24 as well as the definitions of Early Withdrawal, Excess Withdrawal, and Withdrawal Start Date on pages 42 and 43.

RESPONSE:  We revised the disclosure as follows:

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and Exchange Commission
February 10, 2009

What is the Withdrawal Start Date and what does it mean?

Your Withdrawal Start Date is the date that we receive a completed Withdrawal Phase election form indicating your choice, once you are eligible under the Contract to enter the Withdrawal Phase.  The Withdrawal Phase entitles you to begin taking annual withdrawals of up to the Guaranteed Lifetime Withdrawal Amount (discussed later in this provision) without reducing your Guaranteed Lifetime Withdrawal Base.  To be eligible to enter the Withdrawal Phase, you must reach age 55 or older.  In the case of co-annuitants, your eligibility to elect to enter the Withdrawal Phase is based on the date the younger co-annuitant reaches the age of 55.

If you are eligible and you wish to enter the Withdrawal Phase, you must complete a Withdrawal Phase election form.  You may request the form through your Financial Advisor or from Nationwide’s Home Office.  Your Withdrawal Start Date will be the date we receive your completed Withdrawal Phase election form at Nationwide’s Home Office, even if you do not take an actual withdrawal at that time.  If you take a withdrawal after the age of 55 and have not completed the Withdrawal Phase election form, you and your Financial Advisor will be notified.   Upon notification, if you do not complete a Withdrawal Phase election form within 30 days, your withdrawal will be considered an Early Withdrawal and your Guaranteed Lifetime Withdrawal Base will be reduced as stated in the “Early Withdrawals from Your Account” section.  Note:  If your Withdrawal Start Date is in the middle of a calendar year, you are limited to taking a pro-rated amount based on the number of days left remaining in the calendar year.

Once you enter the Withdrawal Phase, the Early Withdrawal provisions of this prospectus are inapplicable to your Contract and your potential 5% simple interest increase to the Guaranteed Lifetime Withdrawal Base that was available in the Accumulation Phase will no longer be available.

11. What is the Guaranteed Lifetime Withdrawal Amount...(pp. 21-22). Please clarify the impact of electing the COLA Option on the information covered in the two "Note" paragraphs at the bottom of page 21.

RESPONSE:  We removed the COLA benefit from the product, making changes relating to the COLA benefit unnecessary.

12. The COLA Benefit and COLA Guaranteed Lifetime Withdrawal Base (pp. 22-24). Please add disclosure to the narrative explaining the general circumstances when this option would benefit a contractowner, the factors that impact that determination, and the practical effect of using a guaranteed lifetime withdrawal base that is compounded verses one that is not. Also please add another chart corresponding to contractowners under 65 years old.

RESPONSE: We removed the COLA benefit from the product, making changes relating to the COLA benefit unnecessary.

13. How is the Contract transitioned into the Income Phase? (p. 25). Please restate the last sentence to state explicitly what will happen.   What are the alternatives?

RESPONSE:  We revised the disclosure as follows:

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February 10, 2009

If you decide not to transition your Contract into the Income Phase by indicating your choice on the Income Phase election form and returning the form to us, your Contract will terminate and we will make no payments to you.

If we do not receive an Income Phase election form within 90 days of sending it from our Home Office, we will assume you do not intend to transition your Contract into the Income Phase and you wish to terminate your Contract.  The Contract Fees that you have paid us, including the fees that you paid during this 90 day period, will not be refunded.  You will not receive any benefits of the Guarantee and will not receive any Guaranteed Lifetime Income Payments from us.

14. Effect of COLA Benefit on Guaranteed Payments (pp. 26-27). If there are general fact patterns where it is in the contractowner's interest to select the COLA benefit or specifically against such interest to do so, please indicate them and explain. Please revise the example chart to cover the COLA 3% figures. Alternatively, you can add a similar chart corresponding to contractowners under 65 years old.

RESPONSE:  We removed the COLA benefit from the product, making changes relating to the COLA benefit unnecessary.

15. Terms and Conditions of the Contract (p. 27). Please expand the disclosure in the 3rd paragraph.  Specifically, what are the practical consequences of each limitation identified in the last two sentences of that paragraph? As for the two year guarantee capping the Contract Fee Percentage at its current level, what happens after that? Is the disclosure reserving a right to impose a Contract Fee Percentage increase in excess of the maximum listed in the table on page 4? Please clarify.

RESPONSE: We revised the “Terms and Conditions of the Contract” section as follows:

What does it mean to have a change in “terms and conditions” of the Contract?

Nationwide can change certain terms and conditions of the Contract after you have purchased the Contract.  These terms and conditions are: determination of which Select UMAs are Eligible Portfolios and changes to the Contract Fee Percentages associated with the Eligible Portfolios.

How will a change to the terms and conditions of the Contract affect an existing Contract?

If Nationwide changes one or more terms and conditions of the Contract after it is issued, the change will not apply to your Contract unless you agree to such change.  Your acceptance or rejection of any such change will impact the Annual Benefit Base Review which, as of the effective date of the change of terms and conditions, will no longer be automatic.  Rather, in order to take advantage of any Annual Benefit Base Review, you will have to consent to have the Annual Benefit Base Review applied to your Contract.  In other words, in order to receive the benefit associated with the Annual Benefit Base Review, you must also accept the new terms and conditions associated with the Contract.  At the time of the terms and conditions change, we will provide you with the information necessary to make this determination.  Specifically, we will provide: Your Account Value; the current Guaranteed Lifetime Withdrawal Base; the current terms and conditions associated with the Contract; and instructions on how to communicate your election to Nationwide.

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and Exchange Commission
February 10, 2009

If you accept the new terms and conditions associated with the Contract, we will continue with the Annual Benefit Base Review at the time of your next Contract Anniversary.

If you refuse to accept the terms and conditions, or we do not receive your election to accept the terms and conditions change within 60 days after the day we send notification to you (in which case we will assume you do not intend to invoke the Annual Benefit Base Review), the new terms and conditions of the Contract will not apply to your Contract.  Your Guaranteed Lifetime Withdrawal Base will stay at the same value as of the most recent Contract Anniversary and will no longer increase.  However, if you submit Additional Deposits to Your Account, you will receive a dollar for dollar increase to your Guaranteed Lifetime Withdrawal Base.  Once you decline a terms and conditions change, you will no longer be permitted to accept any other terms and conditions change or reinstate your Annual Benefit Base Review.

During the first two years of the Contract, we guarantee that the Contract Fee Percentage will not increase from the price that was in effect at the time you purchased the Contract.  Other terms and condition changes may change upon notice to you as stated above.  After your second Contract Anniversary, Contract Fee Percentage changes are considered a term and condition change.  Any Contract Fee Percentage increase will not rise above the maximum Contract Fee Percentage provided in the “How much will the Contract cost?” and “The Contract Fee” sections of this prospectus, and you will be notified of any terms and conditions change according to this “Terms and Conditions of the Contract” section.

16. Election of the Spousal Continuation Option (pp. 27-28).  Please clarify sub-paragraph (4) on page 28.  What happens if "the remaining contractowner" and "You" are different people?

RESPONSE: We revised the disclosure as follows:

(4) If, on or after the Withdrawal Start Date, your marriage terminates due to divorce, dissolution, or   annulment, or a co-annuitant dies, you may not remove the Spousal Continuation Option from the Contract.  The remaining owner of the Contract will continue to be charged the Spousal Continuation Option Fee Percentage, and upon notification from the remaining owner of the contract in a form acceptable to Nationwide, your former spouse will no longer be eligible to receive withdrawals.

17. Is it possible to pay for the Spousal Continuation Option.... (p. 28). If correct, please add language to the last sentence to the effect that the contractowner must continue to pay the Spousal Continuation Option charge.

RESPONSE: We revised the disclosure as follows:

Is it possible to pay for the Spousal Continuation Option but not receive a benefit from it?

There are situations where you would not receive the benefit of the Spousal Continuation Option.  For example, on or after the Withdrawal Start Date your spouse dies before you, the benefits associated with the option will not be realized.  Also, if withdrawals are taken after the Withdrawal Start Date and your marriage terminates due to death, divorce, dissolution, or annulment, you may not remove the Spousal Continuation Option from the Contract and you must continue to pay the fee for the Spousal Continuation Option.

18. The Contract Fee: Amount and Deduction (pp. 28-29). To avoid a misunderstanding of the charge, please revise the charge narrative on page 28 so it

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and Exchange Commission
February 10, 2009

refers to maximum charges with and without the Spousal Option rather than the maximum with the option and the current without it. Also, please explain the statement that the Contract Fee is deducted quarterly and "paid in advance." Confirm that maximum and current annualized charges correctly reflect the deduction of the charge on a quarterly basis and in advance.

RESPONSE: We revised the charge narrative as follows:

How much is the Contract Fee?

The maximum Contract Fee Percentage for the Contract is an annual rate of 1.45% of the Guaranteed Lifetime Withdrawal Base.  The current Contract Fee Percentage is 1.00% of the Guaranteed Lifetime Withdrawal Base.  If you choose to elect the Spousal Continuation Option, the maximum Spousal Continuation Option Fee Percentage is 0.30% of the Guaranteed Lifetime Withdrawal Base.  The current Spousal Continuation Option Fee Percentage is 0.20% of the Guaranteed Lifetime Withdrawal Base.  Once your Contract is issued, the Contract Fee associated with your Contract will not increase, except possibly, if you affirmatively elect the change of any terms and conditions, or if you have to go to the Minimum Account Value Eligible Portfolio and the Contract Fee Percentage is higher.  See “Terms and Conditions of the Contract” for more information about terms and conditions.

The Contract Fee is in addition to charges that are imposed in connection with advisory, custodial, platform and other services, or charges imposed by Investment Products comprising Your Account at CGM.

We provide a price guarantee during the first two years that you own the Contract.  During this time, your Contract Fee Percentage will not increase above the Contract Fee Percentage that was in place at the date of issuance of the Contract.  After your second Contract Anniversary, a change in the Contract Fee Percentage will be considered a terms and condition change.  See “Terms and Conditions of the Contract” in this prospectus.

We have confirmed that the following disclosure reflects the deduction of the charge on a quarterly basis and in advance:

When and how is the Contract Fee assessed?

The Contract Fee is only assessed during the Accumulation and Withdrawal Phases of the Contract.  It is deducted from Your Account on a calendar quarter basis at the beginning of each quarter in the same manner as CGM’s advisory fees for Your Account.  The Contract Fee Percentage is assessed at the beginning of the quarter because it corresponds with CGM’s billing, and the quarterly billing will have no other impact other than a reduction of Your Account Value.  The Contract Fee will be deducted by CGM and remitted to us.  To facilitate this, you must sign the Client Agreement allowing CGM to deduct the Fee from Your Account.  The sale or transfer of investments in Your Account to pay the Contract Fee will not reduce your Guaranteed Lifetime Withdrawal Base.  However, they do reduce Your Account Value.

19. Managing withdrawals from your account (p. 30). After "Fourth," please revise the disclosure to state the point more directly. Consider breaking the sentence into two.

The United States Securities
and Exchange Commission
February 10, 2009

RESPONSE: The disclosure was revised as follows:

Fourth:
Consider that the longer you wait to begin taking withdrawals of the Guaranteed Lifetime Withdrawal Amount, the less likely it is that you will receive any Guaranteed Lifetime Income Payments.  Taking withdrawals reduces Your Account Value.  If you wait to begin taking withdrawals, you are likely to reach the Minimum Account Value later in your life, and at the same time, your remaining life expectancy will be shorter.

20. Marriage Termination in the Accumulation and Withdrawal Phases (p. 32). Please clarify the phrase "divided in proportion to the division of the assets in Your Account." Is this referring to the allocation of existing assets or the proportions applied to disposition of marital assets?

RESPONSE: The disclosure was revised as follows:

•
If Your Account is divided between you and your former spouse, the Contract will be reissued as two Contracts (one to each of the former spouses).  The Guarantee will not carry over and a new Guaranteed Lifetime Withdrawal Base will be established based on the value of each new account as of the date the new Contracts are issued.  Each former spouse will be the named Contract owner and annuitant of their respective reissued Contract, and each Contract will terminate upon the death of the respective annuitant.  Alternately, each former spouse may elect to terminate their respective Contract.

21. What does it mean to have a suspended Contract? (p. 33).  Please restate the last sentence more directly. If it means that a suspended contract may terminate without value if the problem is not cured, say this outright.

RESPONSE: The disclosure was revised as follows:

What does it mean to have a suspended Contract?

If your Contract is suspended, your ability to make Additional Deposits to Your Account may be restricted.  Contract suspension will not otherwise change or suspend the calculation of the benefits or charges under your Contract.

If you do not cure the suspension of your Contract, we will terminate your Contract, which will eliminate the Guarantee.  You will not receive any benefits of the Guarantee and will not receive any Guaranteed Lifetime Income Payments from us.

22. CGM no longer manages any Eligible Portfolios (p. 34). Please confirm that provided CGM still manages at least one Eligible Portfolio, the last bullet point under this heading does not apply even when a contractowner leaves 100% of the Account Assets in a portfolio Nationwide removes from the list of Eligible Portfolios.

RESPONSE:  We revised the disclosure as follows:

CGM no longer manages any Eligible Portfolios or Former Eligible Portfolios. If CGM no longer manages any Eligible Portfolios or Former Eligible Portfolios, and Nationwide no longer partners with CGM, we reserve the right suspend the Contract.  The only way to cure this suspension (to preserve

The United States Securities
and Exchange Commission
February 10, 2009

your Guarantee under the Contract) is to transfer Your Account Value to a third party account approved by us or to an annuity contract that we, or one of our affiliates, offer.

Therefore, we confirm that the last bullet point under this heading does not apply when a contractowner leaves 100% of the account assets in a portfolio Nationwide removes from the list of Eligible Portfolios, because we have added Former Eligible Portfolios to the disclosure.  Additionally, the disclosure has been revised throughout the prospectus to indicate that a contractowner must remain in an Eligible Portfolio or a Former Eligible Portfolio.  Please also see our response to Comment Nos. 2(a), 5 and 8.

23. Section 1035 Exchanges (p. 37). Please explain how this disclosure applies to individual contracts substituted for jointly held or Spousal Continuation contracts following a marriage termination.

RESPONSE:  The disclosure was revised as follows:

Section 1035 Exchanges.

Although Section 1035 of the Internal Revenue Code provides rules that permit the tax-free exchange of annuity contracts under certain conditions, the Contract does not permit any such exchanges, either from or into another annuity, except as stated in the “Suspension and Termination” and “Marriage Termination Provisions” of this prospectus.

24. Premium Taxes (p. 39). Please disclose these charges at the front of the prospectus where the Contract charges are initially addressed.

RESPONSE: We revised the disclosure to include a reference to premium taxes at the front of the prospectus. Please also see our response to Comment No. 3.

25. Periodic Communications to Contract Owners (p. 39). Please state whether a contractowner can receive statements more frequently than annually and, if so, how they can be obtained and if a charge is imposed for them.

RESPONSE: We revised the disclosure as follows:

Periodic communications to Contract Owners.

Statements regarding Your Account will be provided to you periodically by your Financial Advisor, or a designated third party.

During the Accumulation and Withdrawal Phases, we will send you and your Financial Advisor an annual statement.  You and your Financial Advisor will receive automatic confirmation statements containing information about any change in your Guaranteed Lifetime Withdrawal Base, and you may receive these confirmation statements more frequently than annually at no additional charge.  For more information, please contact us at our Home Office at the address and phone number on page 1 of this prospectus.

26. Distribution (Marketing) of the Contract (p. 40).  In the last sentence, "charges from our general account" is confusing. Do you mean "charges assessed by

The United States Securities
and Exchange Commission
February 10, 2009

our general account?" Please clarify.

RESPONSE:  We revised the disclosure as follows:

Nationwide intends to recoup sales expenses from our general account and sales expenses will not be passed through to the Contact Owner.

27. Contract (p. 42). Please modify this definition so it does not suggest that a contractowner's rights may be limited by the language contained in the Policy without respect to the prospectus and their rights under the securities laws.

RESPONSE: We revised the disclosure as follows:

Contract- A binding legal agreement between you and Nationwide.  The Contract document, along with this prospectus, contains critical information specific to your supplemental immediate fixed income annuity, including any endorsements or riders.

28. Valuation Date (p. 43).   Please clarify the phrase, "as conditions warrant."

RESPONSE:  We revised the disclosure as follows:

Valuation Date- Each day the New York Stock Exchange is open for business.  The value of Your Account is generally determined at the end of each Valuation Date, which is generally at 4:00 p.m. Eastern Time, but may be earlier on certain days when the New York Stock Exchange is closed early.

29. Form S-1 Requirements.  Please ensure that all information required by each relevant Item of Regulation S-K referenced in Form S-I will be provided in the next pre-effective amendment.

RESPONSE:  We represent that we have met the S-1 Form requirements, and the chart attached to this cover letter references the S-1 Form requirements and the pages where those requirements are met in the S-1.

30. Miscellaneous. Any exhibits, financial statements and any other required disclosure not included in this registration statement must be filed in a pre-effective amendment to the registration statement.

RESPONSE: We have attached all required exhibits, incorporated financial statements by reference, and provided required disclosure with this pre-effective amendment.

31.           Representations. We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the insurance company and its management are in possession of all facts relating to the insurance

The United States Securities
and Exchange Commission
February 10, 2009

company's disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

RESPONSE:

We acknowledge the following:
•	Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
•
The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy of the disclosure in the filing; and

•	The insurance company may not assert this action as a defense in any proceedings initiated by the Commission or any person under the federal securities laws of the United States.

Additionally, Nationwide acknowledges all of the following:
•	that Nationwide is responsible for the adequacy and accuracy of the disclosure in the Pre-Effective Amendment;
•
that comments by the staff of the Securities and Exchange Commission ("SEC"), or changes to the disclosure in response to SEC staff comments in the filings reviewed by the SEC staff, do not foreclose the SEC from taking any action with respect to the filing; and

•
that Nationwide may not assert SEC staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

I hope you find this background information helpful.  Please contact me directly at (614) 677-2216 if you have any questions regarding this filing.

Sincerely,

/s/HOLLY J. HUNT
Holly J. Hunt
Senior Counsel
Nationwide Life Insurance Company

cc:      Rebecca Marquigny